Convertible Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Convertible Debt
Convertible Debt
8.	Convertible Debt

On May 10, 2013, the Company amended the loans payable issued to two companies controlled by the President of the Company for the $9,980,000 debt that arose from the purchase of the iPMine system. Refer to Note 4. As per the amended agreements the terms of the notes were changed from being due on demand to being due eighteen months from the date of the amended agreements, as well, the amended agreements added a conversion feature to the notes whereby any unpaid amount of principal can be converted at any time at the holder’s option into shares of the Company’s common stock at a price of $1.00 per share. The Company determined that there was no embedded beneficial conversion feature.

In accordance with ASC 470-60, “Debt - Troubled Debt Restructurings by Debtors”, the Company determined that the creditor did not grant a concession as the only modifications to the debt was the extension of the maturity date and the addition of a conversion option. The modification was then analyzed under ASC 470-50, “Debt - Modifications and Extinguishments” and the Company determined that the present value of the cash flows of the new debt instrument differs by 10% or more from the present value of the remaining cash flows under the original debt. As a result, the debt instruments have substantially different terms and the original debt is considered extinguished. The Company recorded a gain on extinguishment of debt of $2,387,957 and which was recorded as additional paid-in capital. During the period ended June 30, 2013, the Company recorded accretion expense of $196,602, increasing the carrying value to $7,788,645 as at June 30, 2013.

NOTE 7 – DEBENTURE PAYABLE

Debenture payable at December 31, 2012 consists of:

$
Amount due October 14, 2009	120,624
Amount due October 14, 2010	120,000
Amount due October 14, 2011	120,000
Amount due October 14, 2012	120,000

Total face amount	480,624
Initial present value discount	121,253
less accumulated amortization	(121,253)

Net value as at December 31, 2012	480,624
Current portion	480,624

Non-current portion	—

On October 14, 2008, the Company recorded the debenture at the $359,371 present value (discounted at a 12% annual interest rate) of the $480,624 total payments due and amortized the $121,253 debt discount as interest expense using the interest method over the four year term of the debenture.

During the year ended December 31, 2012, the Company recorded interest expense of $10,839 (2011 – $23,145) related to amortization of the discount. As at December 31, 2012, the present value of the debenture is $480,624 (2011 – $469,785).

The Company did not meet the repayment schedule as noted above. Interest is accrued on the overdue principal amounts at 12% per annum from the due dates. During the year ended December 31, 2012, the

Company accrued interest expense of $75,270 (2011 – $31,995) (Note 5).

The debenture is secured by the assets of the Company, including the issued and outstanding shares of BML, which were sold to the Company, and the Bullmoose Gold Mine Property.

The debenture is convertible at the option of the holders into Units of the Company at a conversion rate of $25 per Unit; each Unit consists of one share of the Company common stock and one warrant exercisable into one share of the Company common stock at a price of $30 per share at any time from the exercise of the Conversion Option to two years thereafter. There were no beneficial conversion features related to the Conversion Option.

During the year ended December 31, 2010, the Company filed a lawsuit against HMC to protect its interest in BML. The Company is in the process of settling the lawsuit by rescinding the October 14, 2008 agreement under which the Company acquired BML. More particularly, 120,000 common shares issued by the Company in consideration for the acquisition will be cancelled and $75,000 of the $85,000 paid as part consideration for the acquisition will be returned to the Company. In addition, as part of the rescission, the debenture obligation of the Company to the seller of BML, will be released on closing.

On the Closing Date (July 3, 2012, the first business day after June 30, 2012) all parties to the Settlement Agreement, except those responsible to return the $75,000 to the Company tendered signed settlement documents. As a result, the Company cancelled the 120,000 common shares and commenced an action to recover the $75,000. The Company takes the position that until this sum is paid, it continues to hold title to Bullmoose Gold Mine Property through its ownership of all issued shares of BML (Notes 1, 3, 4, 8, 11 and 14).